Quantitative and qualitative disclosure about market risk - Provision for other receivables and prepayments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Quantitative and qualitative disclosure about market risk
Balance as of January 1	$ 8	$ 135
Provisions for doubtful accounts	10	8
Recoveries of amounts previously charged off	(8)	(135)
Balance as of December 31	$ 10	$ 8